Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Shareholders' Equity
(14)	Shareholders’ Equity
Atotech Limited superseded Atotech UK Topco Limited as the ultimate parent of the Atotech Group in Jan. 2020 and carried forward capital structure, including the number of common shares. On Jan. 25, 2021, the Atotech Group commenced its initial public offering (“IPO”). In connection with the consummation of the IPO, Atotech Limited issued 64,997,558 additional common shares on a pro rata basis to all existing common shareholders (an additional 2.4851 shares for each existing share), increasing the number of common shares from 26,154,998 to 91,152,556. The effect of this share issuance has been reflected on a retrospective basis in these financial statements.
After the issuance of shares described above, Atotech Limited’s share capital consists of 91.2 million Ordinary Shares (nominal value of $0.10) and 929.4 million Preference Shares (nominal value of $0.10). Ordinary Shares have standard voting rights while Preference Shares have no voting rights but are entitled to a 12% compounded annual dividend prior to any dividend distributions made to holders of Common Shares. Payments of preference dividends are at the discretion of the Company and are not mandatory to be paid each period. Given that the Company has unilateral control over the payment of dividends to the holders of Preference Shares, the Preference Shares have been presented as equity.
Shareholders` equity is as follows:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Shareholders’ equity
Common Shares	9.1	9.1
Preference Shares	93.0	93.0
Paid-in surplus and retained earnings	261.6	550.7
Currency translation adjustment and other reserves	120.0	19.8

Total shareholders’ equity	483.7	672.5

The currency translation adjustment comprises the cumulative gains and losses arising from translating the financial statements of foreign operations that use functional currencies other than U.S. dollar. It also includes cumulative gains and losses from translating Term Loan
B-3
from RMB into U.S. dollars (see note (17)). Other reserves comprise the hedging reserve of the subsidiaries and actuarial gains and losses relating to defined benefit obligations. The hedging reserve consists of the effective portion of the gains and losses on hedging instruments related to hedged transactions that have not occurred yet.